UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02240

Stratton Monthly Dividend REIT Shares, Inc.

(Exact name of registrant as specified in charter)

610 W. Germantown Pike, Suite 300 Plymouth Meeting, PA 19462-1050
(Address of principal executive offices) (Zip code)

Patricia L. Sloan, Secretary/Treasurer

Stratton Monthly Dividend REIT Shares, Inc.

610 W. Germantown Pike, Suite 300

Plymouth Meeting, PA 19462-1050

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-941-0255

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS September 30, 2006 (unaudited)

Stratton Monthly Dividend REIT Shares

	Number of Shares	Market Value
COMMON STOCKS – 95.3%
Apartments – 18.7%
Apartment Investment & Management Co. Class A	85,000	$4,624,850
Archstone-Smith Trust	75,000	4,083,000
Camden Property Trust	70,000	5,320,700
Education Realty Trust, Inc.	10,000	147,600
Home Properties, Inc.	90,000	5,144,400
Mid-America Apartment Communities, Inc.	100,000	6,122,000
United Dominion Realty Trust, Inc.	170,000	5,134,000

		30,576,550

Diversified – 6.1%
Colonial Properties Trust	60,000	2,868,600
Crescent Real Estate Equities Co.	100,000	2,181,000
Lexington Corporate Properties Trust	230,000	4,871,400

		9,921,000

Health Care – 20.4%
Health Care Property Investors, Inc.	145,800	4,527,090
Health Care REIT, Inc.	135,000	5,401,350
Healthcare Realty Trust, Inc.	120,000	4,609,200
National Health Investors, Inc.	140,000	3,966,200
Nationwide Health Properties, Inc.	215,000	5,749,100
Universal Health Realty Income Trust	100,000	3,585,000
Ventas, Inc.	145,000	5,588,300

		33,426,240

Industrial – 6.9%
EastGroup Properties, Inc.	110,000	5,484,600
First Industrial Realty Trust, Inc.	109,000	4,796,000
First Potomac Realty Trust	32,600	985,172

		11,265,772

Lodging – 7.3%
Equity Inns, Inc.	50,000	796,000
Hospitality Properties Trust	115,000	5,428,000
Sunstone Hotel Investors, Inc.	90,000	2,674,800
Winston Hotels, Inc.	250,000	3,080,000

		11,978,800

Net Lease – 4.9%
National Retail Properties, Inc.	225,000	4,860,000
Trustreet Properties, Inc.	245,000	3,064,950

		7,924,950

	Number of Shares	Market Value
Office – 18.6%
Brandywine Realty Trust	137,500	$4,475,625
Equity Office Properties Trust	135,000	5,367,600
Glenborough Realty Trust, Inc.	199,800	5,140,854
Highwoods Properties, Inc.	120,000	4,465,200
Liberty Property Trust	117,100	5,596,209
Reckson Associates Realty Corp.	125,000	5,350,000

		30,395,488

Regional Malls – 5.4%
Glimcher Realty Trust	185,000	4,584,300
Pennsylvania Real Estate Investment Trust	100,000	4,257,000

		8,841,300

Shopping Centers – 7.0%
Heritage Property Investment Trust	120,000	4,375,200
New Plan Excel Realty Trust	210,000	5,680,500
Urstadt Biddle Properties, Inc. Class A	80,000	1,453,600

		11,509,300

Total Common Stocks (Cost $103,648,852)		155,839,400

	Principal Amount
SHORT-TERM INVESTMENTS – 4.3%
PNC Bank Money Market Account 4.78%, due 10/02/06	$7,114,660	7,114,660

Total Short-Term Investments (Cost $7,114,660)		7,114,660

Total Investments – 99.6% (Cost $110,763,512*)		162,954,060
Other Assets Less Liabilities – 0.4%		641,323

NET ASSETS – 100.0%		$163,595,383

REIT – Real Estate Investment Trust.

*	Aggregate cost is $110,763,512 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$52,722,953
Gross unrealized depreciation	(532,405)

Net unrealized appreciation	$52,190,548

See accompanying notes to Schedules of Investments.

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2006 (unaudited)

Note A.  Security Valuation – Securities listed or admitted to trading on any national securities exchange are valued at their last sale price on the exchange where the securities are principally traded or, if there has been no sale on that date, at the mean between the last reported bid and asked prices. Securities traded in the over-the-counter market are valued at the official closing price if carried in the National Market Issues section by NASDAQ; other over-the-counter securities are valued at the mean between the closing bid and asked prices obtained from a principal market maker. All other securities and assets are valued at their “fair value” as determined in good faith by the Boards of Directors of the Funds, which may include the amortized cost method for securities maturing in sixty days or less and other cash equivalent investments.

Note B.  Tax Disclosure – No provision for Federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2006.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Stratton Monthly Dividend REIT Shares, Inc.

By (Signature and Title)*	/s/ James. W. Stratton
James W. Stratton, Chief Executive Officer
(principal executive officer)
Date 11/1/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James. W. Stratton
James W. Stratton, Chief Executive Officer
(principal executive officer)
Date 11/1/06

By (Signature and Title)*	/s/ James A. Beers
James A. Beers, Chief Financial Officer
(principal financial officer)
Date 11/1/06

*Print	the name and title of each signing officer under his or her signature.